Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Quantitative Disclosures of Derivative Instruments

The following tables present the required quantitative disclosures for our derivative instruments (in millions):

	Gain (Loss) Recognized in Other Comprehensive Income (Loss) (effective portion)
	2014	2013	2012
Derivatives designated as cash flow hedges:
Interest rate caps	$(1.9)	$—	$(17.1)
Forward-starting interest rate swaps	$(155.5)	$169.1	$0.7
Forward-currency contracts	$1.1	$—	$—

Derivatives designated as net investment hedges:
Cross-currency rate swaps	$66.3	$(14.8)	$(10.8)

	Gain (Loss) Reclassified from AOCI into Interest Expense, net
	2014	2013	2012
Derivatives designated as cash flow hedges:
Interest rate caps	$(6.6)	$(6.1)	$(3.2)

	Gain (Loss) Reclassified from AOCI into Other operating expenses (income), net
	2014	2013	2012
Derivatives discontinued as hedging instruments:
Interest rate caps	$(26.6)	$—	$(8.4)
Forward-starting interest rate swaps	$40.0	$—	$—

	Gain (Loss) Recognized in Other operating expenses (income), net
	2014	2013	2012
Derivatives not designated as hedging instruments:
Interest rate caps	$(1.0)	$—	$—
Forward-starting interest rate swaps	$55.4	$—	$—
Foreign currency exchange contracts	$(358.7)	$(0.4)	$(0.5)